Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expense	$ 7,476,104	$ 3,123,125
Deposit settlement receivables	11,273,748	22,700,382
Federal income tax receivable	4,081,817	1,425,403
Deposits	11,857,505	4,983,679
Accounts receivables	5,570,354	3,771,645
Non-income based foreign tax receivable	2,128,735	1,568,822
Other	7,820,009	12,771,780
Total	$ 50,208,272	$ 50,344,836